Carnival Corporation & Plc Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Cruise
Passenger tickets	$ 11,658	$ 12,158	$ 11,084
Onboard and other	3,513	3,357	3,104
Tour and other	211	278	281
Revenues	15,382	15,793	14,469
Cruise
Commissions, transportation and other	2,292	2,461	2,272
Onboard and other	558	506	474
Fuel	2,381	2,193	1,622
Payroll and related	1,742	1,723	1,611
Food	960	965	869
Other ship operating	2,233	2,247	2,032
Tour and other	154	204	212
Operating expenses	10,320	10,299	9,092
Selling and administrative	1,720	1,717	1,614
Depreciation and amortization	1,527	1,522	1,416
Ibero goodwill and trademark impairment charges	173
Costs and Expenses	13,740	13,538	12,122
Operating income (loss)	1,642	2,255	2,347
Nonoperating (Expense) Income
Interest income	10	11	12
Interest expense, net of capitalized interest	(336)	(365)	(378)
Unrealized gains on fuel derivatives, net	6	1
Realized losses on fuel derivatives	(13)
Other (expense) income, net	(7)	10	(2)
Nonoperating Income (Expense), Total	(340)	(343)	(368)
Income Before Income Taxes	1,302	1,912	1,979
Income Tax Expense, Net	(4)		(1)
Net Income	$ 1,298	$ 1,912	$ 1,978
Earnings Per Share
Basic	$ 1.67	$ 2.43	$ 2.51
Diluted	$ 1.67	$ 2.42	$ 2.47
Dividends Declared Per Share	$ 1.50	$ 1.00	$ 0.40